Trade Receivables, Net - Summary of Aging of Receivables Past Due but Not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 55,200,706	$ 1,862,372	$ 51,145,557
Past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,321,203	179,528	5,046,126
Past due but not impaired [member] | 1 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,942,677	166,757	4,449,479
Past due but not impaired [member] | 1 to 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 378,526	$ 12,771	$ 596,647